CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 31,050	$ 33,880
Restricted cash transferable to customers for processing activity	50,575	34,119
Short-term bank deposits	1,234	83
Receivables in respect of processing activity	32,404	25,382
Trade receivable, net	32,462	27,412
Inventory	22,924	23,807
Other current assets	7,215	5,777
Total current assets	177,864	150,460
NON-CURRENT ASSETS:
Long-term bank deposits	1,315	1,336
Other long-term assets	5,196	2,948
Investment in associates	5,837	6,579
Right-of-use assets, net	6,340	7,381
Property and equipment, net	5,930	6,668
Goodwill and intangible assets, net	59,344	55,116
Total non-current assets	83,962	80,028
TOTAL ASSETS	261,826	230,488
CURRENT LIABILITIES:
Short-term bank credit	18,069	7,684
Current maturities of long-term bank loans	1,033	1,052
Current maturities of loans from others and other long-term liabilities	4,990	4,126
Current maturities of leases liabilities	2,216	2,206
Payables in respect of processing activity	94,846	63,336
Trade payables	12,135	14,574
Other payables	17,936	17,229
Total current liabilities	151,225	110,207
NON-CURRENT LIABILITIES:
Long-term bank loans	861	1,444
Long-term loans from others and other long-term liabilities	3,606	7,062
Post-employment benefit obligations, net	429	403
Lease liabilities	5,058	5,944
Deferred income taxes	691	793
Total non-current liabilities	10,645	15,646
TOTAL LIABILITIES	161,870	125,853
Equity attributed to parent company’s shareholders:
Share capital	8	8
Additional paid in capital	152,648	151,406
Capital reserves	9,880	9,771
Accumulated deficit	(62,580)	(56,550)
TOTAL EQUITY	99,956	104,635
TOTAL LIABILITIES AND EQUITY	$ 261,826	$ 230,488